Commitments and Contingencies	3 Months Ended
Jun. 30, 2024
Revelyst Business
Entity Information [Line Items]
Commitments and Contingencies	Commitments and Contingencies
We lease certain warehouse, distribution and office facilities, vehicles and office equipment under operating leases. These operating lease liabilities represent commitments for minimum lease payments under non-cancelable operating leases in the amount of $166,941. See Note 4, Leases.
As of March 31, 2024, we have known purchase commitments of $127,552 which are defined as an agreement to purchase goods or services that is enforceable and legally binding on us and that specifies all significant terms, including: fixed or minimum quantities to be purchased; fixed minimum or variable price provisions; and the approximate timing of the transaction.
The debt and related interest expense of Vista Outdoor has not been allocated to us, wholly or in part, for any of the periods. See Note 2, Significant Accounting Policies, for additional information. As of March 31, 2024, Vista Outdoor had outstanding long-term debt of $720,000 through its 2022 ABL Revolving Credit Facility (“ABL Facility”) and 4.5% Senior Notes (“Notes”). We and our domestic subsidiaries, together with substantially all domestic subsidiaries of Vista Outdoor, guarantee on a secured basis, jointly and severally and fully and unconditionally, the ABL Facility of Vista Outdoor. Under the Notes obligation, we, together with Vista Outdoor’s existing and future domestic subsidiaries that guarantee the ABL Facility or other indebtedness in an aggregate principal amount in excess of $75,000, fully and unconditionally guarantees, jointly and severally, the Notes. The ABL Facility matures on March 31, 2026 and the Notes mature in 2029.
Litigation
From time-to-time, we are subject to various legal proceedings, including lawsuits, which arise out of, and, are incidental to, the conduct of our business. We do not consider any of such proceedings that are currently pending, individually or in the aggregate, to be material to our business or likely to result in a material adverse effect on our operating results, financial position, or cash flows.
Commitments and Contingencies
We lease certain warehouse, distribution and office facilities, vehicles, and office equipment under operating leases. These operating lease liabilities represent commitments for minimum lease payments under non-cancelable operating leases in the amount of $160,292. See Note 3, Leases.
The debt and related interest expense of Vista Outdoor has not been allocated to us, wholly or in part, for any of the periods. As of June 30, 2024, Vista Outdoor had outstanding long-term debt of $635,000 through its 2022 ABL Revolving Credit Facility (“ABL Facility”) and 4.5% Senior Notes (“Notes”). We and our domestic subsidiaries, together with substantially all domestic subsidiaries of Vista Outdoor, guarantee on a secured basis, jointly and severally and fully and unconditionally, the ABL Facility of Vista Outdoor. Under the Notes obligation, we, together with Vista Outdoor’s existing and future domestic subsidiaries that guarantee the ABL Facility or other indebtedness in an aggregate principal amount in excess of $75,000, fully and unconditionally guarantees, jointly and severally, the Notes. The ABL Facility matures on March 31, 2026 and the Notes mature in 2029.
Litigation
From time-to-time, we are subject to various legal proceedings, including lawsuits, which arise out of, and, are incidental to, the conduct of our business. We do not consider any of such proceedings that are currently pending, individually or in the aggregate, to be material to our business or likely to result in a material adverse effect on our operating results, financial position, or cash flows.